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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Tekla Capital Management LLC
                 ----------------------------------------
   Address:      2 Liberty Square, 9 Floor
                 ----------------------------------------
                 Boston, MA 02109
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-10950
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Woodward
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Laura Woodward               Boston, MA          7/31/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        65
                                        --------------------

Form 13F Information Table Value Total:     $569,409
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                           FORM 13F
Name of Reporting Manager:  TEKLA CAPITAL MANAGEMENT LLC


        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
Accuray, Inc.            Common         004397105         4,596    671,923  SH         Sole         NA      Sole
Acorda
 Therapeutics, Inc.      Common         00484M106         1,491     63,281  SH         Sole         NA      Sole
Addus HomeCare
 Corporation             Common         006739106           870    177,125  SH         Sole         NA      Sole
Aegerion
 Pharmaceuticals,
 Inc.                    Common         00767E102         1,500    101,100  SH         Sole         NA      Sole
Aetna, Inc.              Common         00817Y108         3,831     98,818  SH         Sole         NA      Sole
Akorn, Inc.              Common         009728106        19,640  1,245,384  SH         Sole         NA      Sole
Alere, Inc.              Common         01449J105         9,910    509,748  SH         Sole         NA      Sole
Alexion
 Pharmaceuticals,
 Inc.                    Common         015351109        32,802    330,329  SH         Sole         NA      Sole
Alkermes plc             Shares         G01767105         7,078    417,103  SH         Sole         NA      Sole
Allergan, Inc.           Common         018490102        12,569    135,778  SH         Sole         NA      Sole
Amarin Corporation
 plc                     Sponsored ADR  023111206        14,472  1,000,798  SH         Sole         NA      Sole
Amgen, Inc.              Common         031162100           731     10,009  SH         Sole         NA      Sole
ARIAD
 Pharmaceuticals,
 Inc.                    Common         04033A100         5,540    321,920  SH         Sole         NA      Sole
Baxter
 International, Inc.     Common         071813109         5,595    105,260  SH         Sole         NA      Sole
Biogen Idec, Inc.        Common         09062X103        25,527    176,804  SH         Sole         NA      Sole
Bruker Corporation       Common         116794108         3,794    285,039  SH         Sole         NA      Sole
Celgene Corporation      Common         151020104        34,544    538,410  SH         Sole         NA      Sole
Celldex
 Therapeutics, Inc.      Common         15117B103           727    140,000  SH         Sole         NA      Sole
Ceres, Inc.              Common         156773103         3,482    427,481  SH         Sole         NA      Sole
Cornerstone
 Therapeutics, Inc.      Common         21924P103         1,103    174,224  SH         Sole         NA      Sole
Covance, Inc.            Common         222816100         6,699    140,000  SH         Sole         NA      Sole
Cubist
 Pharmaceuticals,
 Inc.                    Common         229678107         6,773    178,672  SH         Sole         NA      Sole
Curis, Inc.              Common         231269101         2,780    514,904  SH         Sole         NA      Sole
CVS Caremark
 Corporation             Common         126650100         4,458     95,406  SH         Sole         NA      Sole
Dendreon
 Corporation             Common         24823Q107         3,079    416,073  SH         Sole         NA      Sole
Elan Corporation
 plc                     ADR            284131208        10,408    713,332  SH         Sole         NA      Sole
Endo Pharmaceutical
 Holdings, Inc.          Common         29264F205         5,438    175,540  SH         Sole         NA      Sole
Gen-Probe, Inc.          Common         36866T103        11,144    135,572  SH         Sole         NA      Sole
Gilead Sciences,
 Inc.                    Common         375558103        44,422    866,256  SH         Sole         NA      Sole
Hologic, Inc.            Common         436440101        11,782    653,078  SH         Sole         NA      Sole
iCAD, Inc.               Common         44934S107            40     86,734  SH         Sole         NA      Sole
IDEXX Laboratories,
 Inc.                    Common         45168D104         5,409     56,265  SH         Sole         NA      Sole
Illumina, Inc.           Common         452327109         4,660    115,379  SH         Sole         NA      Sole
Impax Laboratories,
 Inc.                    Common         45256B101         7,542    372,071  SH         Sole         NA      Sole
IntelliPharmaCeutics
 International, Inc.     Common         458173101         5,587  1,735,000  SH         Sole         NA      Sole
Ironwood
 Pharmaceuticals,
 Inc.                    Common         46333X108         4,940    358,500  SH         Sole         NA      Sole
iShares Nasdaq
 Biotechnology Index
 Fund                    Common         464287556         8,395     64,601  SH         Sole         NA      Sole
Jazz
 Pharmaceuticals,
 Inc.                    Shares         G50871105         2,914     64,745  SH         Sole         NA      Sole
Keryx
 Pharmaceuticals
 Inc.                    Common         492515101         1,055    586,303  SH         Sole         NA      Sole
Life Technologies
 Corp.                   Common         53217V109         5,916    131,500  SH         Sole         NA      Sole
McKesson
 Corporation             Common         58155Q103         5,331     56,862  SH         Sole         NA      Sole
Medivation, Inc.         Common         58501N101        15,148    165,735  SH         Sole         NA      Sole
Merck & Co. Inc.         Common         58933Y105        13,303    318,630  SH         Sole         NA      Sole
Mylan, Inc.              Common         628530107        16,686    780,834  SH         Sole         NA      Sole
Nektar Therapeutics      Common         640268108         7,009    868,474  SH         Sole         NA      Sole
Neurocrine
 Biosciences, Inc.       Common         64125C109        10,462  1,322,649  SH         Sole         NA      Sole
NPS Pharmaceutical,
 Inc.                    Common         62936P103         4,041    469,330  SH         Sole         NA      Sole
OncoGenex
 Pharmaceuticals,
 Inc.                    Common         68230A106         1,520    113,100  SH         Sole         NA      Sole
Palomar Medical
 Technologies, Inc.      Common         697529303           957    112,550  SH         Sole         NA      Sole
Perrigo Company          Common         714290103        26,548    225,119  SH         Sole         NA      Sole
Regeneron
 Pharmaceuticals,
 Inc.                    Common         75886F107        25,510    223,343  SH         Sole         NA      Sole
Sanofi                   Right
                          12/31/2020    80105N113           146    103,665  SH         Sole         NA      Sole
Shire plc                Sponsored ADR  82481R106        11,192    129,553  SH         Sole         NA      Sole
Synta
 Pharmaceuticals
 Corporation             Common         87162T206         3,419    625,000  SH         Sole         NA      Sole
Targacept, Inc.          Common         87611R306           839    195,000  SH         Sole         NA      Sole
Teva Pharmaceutical
 Industries, Ltd.        ADR            881624209        17,457    442,618  SH         Sole         NA      Sole
Thermo Fisher
 Scientific, Inc.        Common         883556102         8,701    167,621  SH         Sole         NA      Sole
United Therapeutics
 Corporation             Common         91307C102         9,709    196,628  SH         Sole         NA      Sole
UnitedHealth Group,
 Inc.                    Common         91324P102         5,511     94,213  SH         Sole         NA      Sole
Verastem, Inc.           Common         92337C104         8,124    884,920  SH         Sole         NA      Sole
Vertex
 Pharmaceuticals,
 Inc.                    Common         92532F100         8,947    160,000  SH         Sole         NA      Sole
VIVUS, Inc.              Common         928551100         6,789    237,875  SH         Sole         NA      Sole
Warner Chilcott plc      Shares A       G94368100        10,497    585,797  SH         Sole         NA      Sole
Watson
 Pharmaceuticals,
 Inc.                    Common         942683103         6,770     91,500  SH         Sole         NA      Sole
Zogenix, Inc.            Common         98978L105         1,550    625,000  SH         Sole         NA      Sole
COLUMN TOTALS                                          $569,409